UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 76.8%
CONSUMER DISCRETIONARY: 7.6%
Arbitron, Inc.	130	$5,204
BorgWarner, Inc. (a)	35	2,789
CBS Corp., Class B	390	9,766
Cinemark Holdings, Inc.	188	3,638
Comcast Corp, Class A	999	23,197
Darden Restaurants, Inc.	27	1,327
DeVry, Inc.	180	9,913
DISH Network Corp., Class A (a)	699	17,028
Expedia, Inc.	67	1,518
GameStop Corp., Class A (a)	20	450
Gannett Co, Inc.	625	9,519
Hanesbrands, Inc. (a)	315	8,518
Hennes & Mauritz AB, B Shares	16	531
Home Depot, Inc.	323	11,970
International Game Technology	465	7,547
Interpublic Group of Cos., Inc., The	730	9,176
Johnson Controls, Inc.	220	9,145
KB Home	550	6,842
Lowe’s Cos., Inc.	90	2,379
Macy’s, Inc.	17	412
McDonald’s Corp.	142	10,805
Meredith Corp.	145	4,918
Mohawk Industries, Inc. (a)	130	7,950
Newell Rubbermaid, Inc.	325	6,217
News Corp., Class A	1,595	28,008
NIKE, Inc., Class B	375	28,388
Nordstrom, Inc.	150	6,732
Pulte Group, Inc. (a)	900	6,660
Reed Elsevier PLC	1,100	9,522
Royal Caribbean Cruises, Ltd. (a)	175	7,221
Scripps Networks Interactive, Class A	529	26,498
SES SA	536	13,800
Sotheby’s	60	3,156
Stanley Black & Decker, Inc.	117	8,962
Staples, Inc.	350	6,797
Target Corp.	732	36,607
Tiffany & Co.	110	6,758
Time Warner Cable, Inc.	311	22,187
Time Warner, Inc.	778	27,775
Toll Brothers, Inc. (a)	200	3,953
Washington Post Co., The, Class B	10	4,375
		418,158

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 6.5%
Coca-Cola Co., The	190	$12,607
Corn Products International, Inc.	105	5,441
Costco Wholesale Corp.	267	19,576
CVS Caremark Corp.	512	17,572
Energizer Holdings, Inc. (a)	60	4,270
Hansen Natural Corp. (a)	52	3,132
HJ Heinz Co.	119	5,810
JM Smucker Co., The	398	28,413
Kellogg Co.	215	11,606
Kimberly-Clark Corp.	346	22,583
Kraft Foods, Inc., Class A	111	3,481
McCormick & Co., Inc.	1,077	51,513
Nash Finch Co.	20	759
Natura Cosmeticos SA	22	620
PepsiCo, Inc.	274	17,648
Procter & Gamble Co., The	1,174	72,318
Safeway, Inc.	422	9,934
Sysco Corp.	1,131	31,329
Unilever PLC, ADR	243	7,441
United Natural Foods, Inc. (a)	350	15,686
WD-40 Co.	380	16,088
		357,827

ENERGY: 9.0%
Apache Corp.	132	17,281
Baker Hughes, Inc.	128	9,399
BG Group PLC, ADR	348	43,465
Cimarex Energy Co.	133	15,327
ConocoPhillips	464	37,055
Devon Energy Corp.	130	11,930
El Paso Corp.	1,455	26,190
Energy XXI (Bermuda), Ltd. (a)	120	4,092
Enerplus Corp.	422	13,361
Ensco PLC , ADR	151	8,734
EQT Corp.	138	6,886
Kinder Morgan Management LLC, LP	338	22,170
Newfield Exploration Co. (a)	530	40,285
Noble Corp.	437	19,936
Noble Energy, Inc.	222	21,456
Petroleo Brasileiro SA, ADR	219	8,854
Plains Exploration & Production Co. (a)	700	25,361
Quicksilver Resources, Inc. (a)	683	9,774
Range Resources Corp.	25	1,462

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Royal Dutch Shell PLC, ADR	362	$26,375
Sasol Ltd., ADR	31	1,796
Seadrill, Ltd.	322	11,615
SM Energy Co.	40	2,968
Southern Union Co.	361	10,332
Spectra Energy Corp.	766	20,820
Statoil ASA, ADR	576	15,921
Suncor Energy, Inc.	452	20,268
W&T Offshore, Inc.	950	21,651
Weatherford International, Ltd. (a)	582	13,152
Williams Cos., Inc., The	224	6,983
		494,899

FINANCIALS: 11.9%
Aflac, Inc.	260	13,723
American Express Co.	354	16,001
Annaly Capital Management, Inc., REIT	181	3,158
Artio Global Investors, Inc.	310	5,010
Banco Bradesco SA, ADR	600	12,450
Bank of America Corp.	1,126	15,010
Bank of Montreal	74	4,809
Bank of New York Mellon Corp., The	2,410	71,987
BlackRock, Inc.	159	31,961
CB Richard Ellis Group, Inc., Class A (a)	320	8,544
Charles Schwab Corp., The	2,695	48,591
China Life Insurance Co., Ltd., ADR	37	2,074
Chubb Corp.	139	8,522
Cincinnati Financial Corp.	216	7,085
City National Corp.	60	3,423
Digital Realty Trust, Inc., REIT	154	8,954
First American Financial Corp.	225	3,713
First Horizon National Corp.	250	2,803
Glacier Bancorp, Inc.	300	4,515
Goldman Sachs Group, Inc., The	9	1,426
HCC Insurance Holdings, Inc.	160	5,010
HCP, Inc., REIT	272	10,320
Hospitality Properties Trust, REIT	42	972
Janus Capital Group, Inc.	675	8,417
Jones Lang LaSalle, Inc.	90	8,977
JPMorgan Chase & Co.	1,653	76,203
Lazard, Ltd., LP, Class A	215	8,940
Loews Corp.	295	12,712
Markel Corp. (a)	33	13,677

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Marsh & McLennan Cos., Inc.	484	$14,428
MetLife, Inc.	194	8,678
NYSE Euronext	189	6,647
Och-Ziff Capital Mgmt. Group, LP, Class A	36	588
optionsXpress Holdings, Inc.	169	3,094
Pinnacle Financial Partners, Inc. (a)	260	4,300
Plum Creek Timber Co., Inc., REIT	22	959
Potlatch Corp., REIT	300	12,060
PrivateBancorp, Inc.	150	2,294
Progressive Corp., The	1,789	37,802
Royal Bank of Canada	350	21,690
Royal Bank of Canada (Canadian)	150	9,282
SEI Investments Co.	590	14,089
State Street Corp.	282	12,673
Tower Group, Inc.	360	8,650
Travelers Cos., Inc., The	220	13,085
U.S. Bancorp	316	8,351
Unibail-Rodamco SE, REIT	75	16,254
Wells Fargo & Co.	1,210	38,356
Willis Group Holdings PLC	68	2,743
		655,010

HEALTH CARE: 9.0%
Abbott Laboratories	283	13,881
Amgen, Inc. (a)	65	3,474
Analogic Corp.	20	1,131
Baxter International, Inc.	325	17,475
Becton Dickinson & Co.	478	38,058
Bio-Rad Laboratories, Inc., Class A (a)	95	11,413
Bristol-Myers Squibb Co.	196	5,180
Covidien PLC	570	29,606
Cyberonics, Inc. (a)	125	3,976
Eli Lilly & Co.	162	5,698
Furiex Pharmaceutical, Inc. (a)	125	2,110
Genomic Health, Inc. (a)	100	2,460
Gen-Probe, Inc. (a)	380	25,213
Gilead Sciences, Inc. (a)	260	11,034
GlaxoSmithKline PLC, ADR	241	9,257
Hospira, Inc. (a)	688	37,978
Johnson & Johnson	532	31,521
LHC Group, Inc. (a)	285	8,550
Merck & Co., Inc.	519	17,132
Mylan, Inc. (a)	247	5,599

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Novartis AG	200	$10,830
Novartis AG, ADR	242	13,153
Novo Nordisk A/S, ADR	154	19,285
Pfizer, Inc.	870	17,670
Roche Holding AG	65	9,280
Roche Holding AG, ADR	772	27,753
Salix Pharmaceuticals, Ltd. (a)	100	3,503
Sirona Dental Systems, Inc. (a)	50	2,508
St. Jude Medical, Inc. (a)	22	1,128
Teleflex, Inc.	790	45,804
Teva Pharmaceutical Industries, Ltd., ADR	438	21,974
Thermo Fisher Scientific, Inc. (a)	16	889
Valeant Pharmaceuticals International	334	16,637
VCA Antech, Inc. (a)	350	8,813
WellPoint, Inc.	134	9,353
Zimmer Holdings, Inc. (a)	125	7,567
		496,893

INDUSTRIALS: 9.2%
3M Co.	315	29,453
Brady Corp., Class A	210	7,495
Brink’s Co., The.	240	7,946
Canadian National Railway Co.	221	16,635
CCR SA	58	1,684
Cooper Industries PLC	310	20,119
Cummins, Inc.	110	12,058
Danaher Corp.	1,212	62,903
Deere & Co.	284	27,517
Diana Containerships, Inc. (a)	7	85
Diana Shipping, Inc. (a)	182	2,155
Dun & Bradstreet Corp.	85	6,820
East Japan Railway Co.	200	11,106
Emerson Electric Co.	445	26,001
Empresas ICA SAB de CV, ADR (a)	253	2,307
Expeditors International of Washington, Inc.	88	4,412
General Electric Co.	966	19,368
Graco, Inc.	35	1,592
Herman Miller, Inc.	980	26,940
Honeywell International, Inc.	351	20,958
ICF International, Inc. (a)	440	9,038
IDEX Corp.	395	17,242
Illinois Tool Works, Inc.	215	11,550
Ingersoll-Rand PLC	89	4,300

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Insperity, Inc.	215	$6,532
Interface, Inc., Class A	395	7,304
Iron Mountain, Inc.	335	10,462
Nordson Corp.	58	6,673
Pentair, Inc.	300	11,337
RR Donnelley & Sons, Co.	509	9,630
Siemens AG	100	13,679
Simpson Manufacturing Co., Inc.	80	2,357
SKF AB	650	18,903
Timken Co.	21	1,098
Vestas Wind Systems A/S (a)	250	10,851
Waste Management, Inc.	1,150	42,942
WW Grainger, Inc.	133	18,311
		509,763

INFORMATION TECHNOLOGY: 14.1%
Accenture PLC., Class A	615	33,807
Altera Corp.	703	30,946
Anixter International, Inc.	480	33,547
BMC Software, Inc. (a)	49	2,437
Brocade Communications Systems, Inc. (a)	1,550	9,533
Canon, Inc.	300	12,903
Ceragon Networks, Ltd. (a)	525	6,342
Ciena Corp. (a)	230	5,971
Cisco Systems, Inc. (a)	2,100	36,015
Clicksoftware Technologies, Ltd. (a)	425	3,651
Cognex Corp.	40	1,130
Cognizant Technology Solutions, Class A (a)	18	1,465
Corning, Inc.	16	330
Cymer, Inc. (a)	65	3,678
DragonWave, Inc. (a)	425	3,540
Electronics for Imaging, Inc. (a)	275	4,045
EMC Corp. (a)	542	14,390
EZchip Semiconductor, Ltd. (a)	125	3,706
Fair Isaac Corp.	250	7,903
Finisar Corp. (a)	550	13,530
Google, Inc., Class A (a)	62	36,345
Harmonic, Inc. (a)	440	4,127
Hewlett-Packard Co.	848	34,743
Intel Corp.	1,967	39,674
IBM	239	38,974
Intuit, Inc. (a)	178	9,452
Jack Henry & Associates, Inc.	75	2,542

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Juniper Networks, Inc. (a)	23	$968
Mastercard, Inc., Class A	209	52,609
Maxim Integrated Products, Inc.	256	6,554
Mentor Graphics Corp. (a)	300	4,389
Microchip Technology, Inc.	235	8,932
Microsoft Corp.	2,032	51,532
MIPS Technologies, Inc. (a)	80	839
Motorola Solutions, Inc. (a)	247	11,038
National Instruments Corp.	867	28,412
NetApp, Inc. (a)	14	675
Oclaro, Inc. (a)	280	3,223
Oracle Corp.	66	2,202
Paychex, Inc.	800	25,088
QUALCOMM, Inc.	861	47,209
Quest Software, Inc. (a)	100	2,539
Riverbed Technology, Inc. (a)	159	5,986
Sourcefire, Inc. (a)	71	1,953
SunPower Corp., Class A (a)	450	7,713
TSMC, ADR	92	1,121
Tellabs, Inc.	1,050	5,502
Teradata Corp. (a)	16	811
Texas Instruments, Inc.	1,248	43,131
VeriSign, Inc.	410	14,846
Websense, Inc. (a)	400	9,188
Xerox Corp	1,295	13,791
Yahoo!, Inc. (a)	2,011	33,482
		778,459

MATERIALS: 2.7%
Air Products & Chemicals, Inc.	188	16,954
Calgon Carbon Corp. (a)	535	8,496
Compass Minerals International	10	935
Crown Holdings, Inc. (a)	255	9,838
Ecolab, Inc.	300	15,306
MeadWestvaco Corp.	222	6,733
Novozymes A/S, ADR	61	9,412
Nucor Corp.	359	16,521
Praxair, Inc.	445	45,212
Rio Tinto PLC, ADR	76	5,405
Svenska Cellulosa AB, B Shares	650	10,460
Syngenta AG, ADR	70	4,562
Vale SA, ADR	35	1,168
		151,002

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 2.0%
America Movil SAB de CV, Series L, ADR	131	$7,611
American Tower Corp., Class A (a)	156	8,084
AT&T, Inc.	664	20,318
BCE, Inc.	93	3,380
CenturyLink, Inc.	435	18,074
Portugal Telecom SGPS SA	93	1,075
Tele Norte Leste Participacoes SA, ADR	300	5,259
Telefonica SA	400	10,034
Telefonica SA, ADR	333	8,398
Verizon Communications, Inc.	247	9,519
Vodafone Group PLC, ADR	436	12,535
Windstream Corp.	554	7,131
		111,418

UTILITIES: 4.8%
AGL Resources, Inc.	545	21,713
American Water Works Co., Inc.	491	13,773
Black Hills Corp.	225	7,524
Energen Corp.	830	52,390
Iberdrola Renovables SA	3,000	12,945
MDU Resources Group, Inc.	1,175	26,990
National Grid PLC	1,000	9,513
National Grid PLC, ADR	182	8,743
NiSource, Inc.	600	11,508
Northeast Utilities	191	6,609
Northwest Natural Gas Co.	200	9,226
Oneok, Inc.	331	22,137
Pepco Holdings, Inc.	255	4,756
Portland General Electric Co.	700	16,639
Questar Corp.	850	14,833
Red Electrica Corp. SA	150	8,536
Sempra Energy	285	15,247
Veolia Environnement, ADR	16	498
		263,580

TOTAL COMMON STOCKS (Cost $3,643,445)		4,237,009

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 17.1%
Pax World Global Green Fund (b)	21,144	$210,167
Pax World High Yield Bond Fund (b)	14,120	110,556
Pax World International Fund (b)	66,236	624,603

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $852,298)		945,326

NON-AFFILIATED INVESTMENT COMPANIES: 4.3%
Schroder Emerging Markets Equity Fund (c)	16,682	239,382

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $233,373)		239,382

TOTAL INVESTMENTS: 98.2% (Cost $4,729,116)		5,421,717

Other assets and liabilities - (Net): 1.8%		97,969

Net Assets: 100.0%		$5,519,686

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class share

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 61.0%
CONSUMER DISCRETIONARY: 6.1%
Arbitron, Inc.	220	$8,807
BorgWarner, Inc. (a)	47	3,745
CBS Corp., Class B	540	13,522
Cinemark Holdings, Inc.	301	5,824
Comcast Corp, Class A	1,261	29,280
Darden Restaurants, Inc.	36	1,769
DeVry, Inc.	240	13,217
DISH Network Corp., Class A (a)	951	23,166
Expedia, Inc.	89	2,017
GameStop Corp., Class A (a)	27	608
Gannett Co, Inc.	900	13,707
Hanesbrands, Inc. (a)	600	16,224
Hennes & Mauritz AB, B Shares	27	896
Home Depot, Inc.	427	15,825
International Game Technology	645	10,468
Interpublic Group of Cos., Inc., The	1,025	12,884
Johnson Controls, Inc.	273	11,349
KB Home	900	11,196
Lowe’s Cos., Inc.	121	3,198
Macy’s, Inc.	23	558
McDonald’s Corp.	184	14,001
Meredith Corp.	195	6,614
Mohawk Industries, Inc. (a)	185	11,313
Newell Rubbermaid, Inc.	470	8,991
News Corp., Class A	2,083	36,577
NIKE, Inc., Class B	510	38,607
Nordstrom, Inc.	205	9,200
Pulte Group, Inc. (a)	1,900	14,060
Reed Elsevier PLC	2,000	17,312
Royal Caribbean Cruises, Ltd. (a)	240	9,902
Scripps Networks Interactive, Class A	667	33,410
SES SA	696	17,920
Sotheby’s	90	4,734
Stanley Black & Decker, Inc.	162	12,409
Staples, Inc.	575	11,167
Target Corp.	923	46,159
Tiffany & Co.	135	8,294
Time Warner Cable, Inc.	405	28,893
Time Warner, Inc.	1,001	35,736
Toll Brothers, Inc. (a)	370	7,315
Washington Post Co., The, Class B	14	6,127
		577,001

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 4.8%
Coca-Cola Co., The	242	$16,057
Corn Products International, Inc.	140	7,255
Costco Wholesale Corp.	334	24,489
CVS Caremark Corp.	627	21,519
Energizer Holdings, Inc. (a)	80	5,693
Hansen Natural Corp. (a)	69	4,156
HJ Heinz Co.	201	9,813
JM Smucker Co., The	517	36,909
Kellogg Co.	273	14,737
Kimberly-Clark Corp.	446	29,110
Kraft Foods, Inc., Class A	118	3,700
McCormick & Co., Inc.	1,331	63,662
Nash Finch Co.	75	2,846
Natura Cosmeticos SA	38	1,071
PepsiCo, Inc.	347	22,350
Procter & Gamble Co., The	1,412	86,979
Safeway, Inc.	545	12,829
Sysco Corp.	1,344	37,229
Unilever PLC, ADR	318	9,737
United Natural Foods, Inc. (a)	350	15,686
WD-40 Co.	525	22,228
		448,055

ENERGY: 7.1%
Apache Corp.	150	19,638
Baker Hughes, Inc.	172	12,630
BG Group PLC, ADR	437	54,581
Cimarex Energy Co.	169	19,476
ConocoPhillips	600	47,916
Devon Energy Corp.	150	13,766
El Paso Corp.	1,862	33,516
Energy XXI (Bermuda), Ltd. (a)	225	7,673
Enerplus Corp.	708	22,415
Ensco PLC , ADR	202	11,684
EQT Corp.	185	9,232
Kinder Morgan Management LLC, LP	568	37,255
Newfield Exploration Co. (a)	678	51,535
Noble Corp.	545	24,863
Noble Energy, Inc.	280	27,062
Petroleo Brasileiro SA, ADR	283	11,442
Plains Exploration & Production Co. (a)	805	29,165
Quicksilver Resources, Inc. (a)	1,179	16,871
Range Resources Corp.	34	1,988

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Royal Dutch Shell PLC, ADR	467	$34,026
Sasol Ltd., ADR	43	2,492
Seadrill, Ltd.	541	19,514
SM Energy Co.	85	6,306
Southern Union Co.	606	17,344
Spectra Energy Corp.	1,089	29,599
Statoil ASA, ADR	898	24,821
Suncor Energy, Inc.	583	26,141
W&T Offshore, Inc.	1,275	29,056
Weatherford International, Ltd. (a)	743	16,791
Williams Cos., Inc., The	375	11,692
		670,490

FINANCIALS: 9.2%
Aflac, Inc.	285	15,042
American Express Co.	477	21,560
Annaly Capital Management, Inc., REIT	304	5,305
Artio Global Investors, Inc.	600	9,696
Banco Bradesco SA, ADR	1,200	24,900
Bank of America Corp.	1,442	19,222
Bank of Montreal	128	8,317
Bank of New York Mellon Corp., The	2,911	86,952
BlackRock, Inc.	200	40,202
CB Richard Ellis Group, Inc., Class A (a)	405	10,814
Charles Schwab Corp., The	3,415	61,572
China Life Insurance Co., Ltd., ADR	51	2,859
Chubb Corp.	182	11,158
Cincinnati Financial Corp.	358	11,742
City National Corp.	85	4,849
Digital Realty Trust, Inc., REIT	236	13,721
First American Financial Corp.	315	5,198
First Horizon National Corp.	400	4,484
Glacier Bancorp, Inc.	550	8,278
Goldman Sachs Group, Inc., The	13	2,060
HCC Insurance Holdings, Inc.	215	6,732
HCP, Inc., REIT	456	17,301
Hospitality Properties Trust, REIT	56	1,296
Janus Capital Group, Inc.	940	11,722
Jones Lang LaSalle, Inc.	130	12,966
JPMorgan Chase & Co.	1,996	92,016
Lazard, Ltd., LP, Class A	310	12,890
Loews Corp.	388	16,719
Markel Corp. (a)	43	17,821

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Marsh & McLennan Cos., Inc.	591	$17,618
MetLife, Inc.	254	11,361
NYSE Euronext	317	11,149
Och-Ziff Capital Mgmt. Group, LP, Class A	50	816
optionsXpress Holdings, Inc.	225	4,120
Pinnacle Financial Partners, Inc. (a)	500	8,270
Plum Creek Timber Co., Inc., REIT	31	1,352
Potlatch Corp., REIT	450	18,090
PrivateBancorp, Inc.	175	2,676
Progressive Corp., The	2,244	47,416
Royal Bank of Canada	400	24,788
Royal Bank of Canada (Canadian)	200	12,375
SEI Investments Co.	780	18,626
State Street Corp.	370	16,628
Tower Group, Inc.	675	16,220
Travelers Cos., Inc., The	286	17,011
U.S. Bancorp	410	10,836
Unibail-Rodamco SE, REIT	75	16,255
Wells Fargo & Co.	1,518	48,121
Willis Group Holdings PLC	92	3,713
		864,835

HEALTH CARE: 7.5%
Abbott Laboratories	474	23,250
Amgen, Inc. (a)	86	4,597
Analogic Corp.	60	3,393
Baxter International, Inc.	450	24,197
Becton Dickinson & Co.	610	48,568
Bio-Rad Laboratories, Inc., Class A (a)	155	18,622
Bristol-Myers Squibb Co.	324	8,563
Covidien PLC	741	38,488
Cyberonics, Inc. (a)	275	8,748
Eli Lilly & Co.	282	9,918
Furiex Pharmaceutical, Inc. (a)	345	5,824
Genomic Health, Inc. (a)	180	4,428
Gen-Probe, Inc. (a)	445	29,526
Gilead Sciences, Inc. (a)	322	13,666
GlaxoSmithKline PLC, ADR	404	15,518
Hospira, Inc. (a)	877	48,410
Johnson & Johnson	758	44,912
LHC Group, Inc. (a)	525	15,750
Merck & Co., Inc.	771	25,451
Mylan, Inc. (a)	328	7,436

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Novartis AG	400	$21,660
Novartis AG, ADR	318	17,283
Novo Nordisk A/S, ADR	196	24,545
Pfizer, Inc.	1,211	24,595
Roche Holding AG	125	17,846
Roche Holding AG, ADR	974	35,015
Salix Pharmaceuticals, Ltd. (a)	165	5,780
Sirona Dental Systems, Inc. (a)	100	5,016
St. Jude Medical, Inc. (a)	29	1,487
Teleflex, Inc.	1,050	60,879
Teva Pharmaceutical Industries, Ltd., ADR	556	27,895
Thermo Fisher Scientific, Inc. (a)	20	1,111
Valeant Pharmaceuticals International	406	20,223
VCA Antech, Inc. (a)	700	17,625
WellPoint, Inc.	175	12,212
Zimmer Holdings, Inc. (a)	185	11,197
		703,634

INDUSTRIALS: 7.2%
3M Co.	395	36,933
Brady Corp., Class A	295	10,529
Brink’s Co., The.	325	10,761
Canadian National Railway Co.	279	21,000
CCR SA	79	2,294
Cooper Industries PLC	350	22,715
Cummins, Inc.	147	16,114
Danaher Corp.	1,543	80,082
Deere & Co.	349	33,815
Diana Containerships, Inc. (a)	7	85
Diana Shipping, Inc. (a)	242	2,865
Dun & Bradstreet Corp.	118	9,468
East Japan Railway Co.	200	11,106
Emerson Electric Co.	582	34,006
Empresas ICA SAB de CV, ADR (a)	339	3,092
Expeditors International of Washington, Inc.	118	5,917
General Electric Co.	1,285	25,764
Graco, Inc.	55	2,502
Herman Miller, Inc.	1,298	35,682
Honeywell International, Inc.	451	26,929
ICF International, Inc. (a)	534	10,968
IDEX Corp.	500	21,825
Illinois Tool Works, Inc.	279	14,988
Ingersoll-Rand PLC	120	5,797

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Insperity, Inc.	390	$11,848
Interface, Inc., Class A	575	10,632
Iron Mountain, Inc.	398	12,430
Nordson Corp.	79	9,090
Pentair, Inc.	350	13,227
RR Donnelley & Sons, Co.	853	16,139
Siemens AG	125	17,099
Simpson Manufacturing Co., Inc.	165	4,861
SKF AB	900	26,174
Timken Co.	29	1,516
TNT NV	800	20,541
Vestas Wind Systems A/S (a)	300	13,021
Waste Management, Inc.	1,350	50,408
WW Grainger, Inc.	167	22,992
		675,215

INFORMATION TECHNOLOGY: 11.4%
Accenture PLC., Class A	695	38,204
Altera Corp.	916	40,322
Anixter International, Inc.	605	42,283
BMC Software, Inc. (a)	67	3,333
Brocade Communications Systems, Inc. (a)	2,700	16,605
Canon, Inc.	600	25,806
Ceragon Networks, Ltd. (a)	1,025	12,382
Ciena Corp. (a)	400	10,384
Cisco Systems, Inc. (a)	3,425	58,739
Clicksoftware Technologies, Ltd. (a)	700	6,013
Cognex Corp.	75	2,119
Cognizant Technology Solutions, Class A (a)	26	2,116
Corning, Inc.	20	413
Cymer, Inc. (a)	110	6,224
DragonWave, Inc. (a)	700	5,831
eBay, Inc. (a)	650	20,176
Electronics for Imaging, Inc. (a)	450	6,620
EMC Corp. (a)	722	19,169
EZchip Semiconductor, Ltd. (a)	215	6,374
Fair Isaac Corp.	350	11,064
Finisar Corp. (a)	1,000	24,600
Google, Inc., Class A (a)	78	45,724
Harmonic, Inc. (a)	750	7,035
Hewlett-Packard Co.	1,024	41,953
Intel Corp.	2,659	53,632
IBM	271	44,192

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Intuit, Inc. (a)	237	$12,585
Jack Henry & Associates, Inc.	125	4,236
Juniper Networks, Inc. (a)	32	1,347
Mastercard, Inc., Class A	251	63,182
Maxim Integrated Products, Inc.	430	11,008
Mentor Graphics Corp. (a)	600	8,778
Microchip Technology, Inc.	409	15,546
Microsoft Corp.	2,464	62,487
MIPS Technologies, Inc. (a)	160	1,678
Motorola Solutions, Inc. (a)	306	13,675
National Instruments Corp.	1,093	35,818
NetApp, Inc. (a)	19	915
Oclaro, Inc. (a)	550	6,331
Oracle Corp.	88	2,937
Paychex, Inc.	950	29,792
QUALCOMM, Inc.	1,020	55,927
Quest Software, Inc. (a)	175	4,443
Riverbed Technology, Inc. (a)	213	8,019
Sourcefire, Inc. (a)	90	2,476
SunPower Corp., Class A (a)	600	10,284
TSMC, ADR	123	1,498
Tellabs, Inc.	2,000	10,480
Teradata Corp. (a)	20	1,014
Texas Instruments, Inc.	1,570	54,259
VeriSign, Inc.	555	20,097
Websense, Inc. (a)	725	16,653
Xerox Corp	1,665	17,732
Yahoo!, Inc. (a)	2,528	42,090
		1,066,600

MATERIALS: 2.2%
Air Products & Chemicals, Inc.	246	22,184
Calgon Carbon Corp. (a)	950	15,086
Compass Minerals International	35	3,274
Crown Holdings, Inc. (a)	330	12,731
Ecolab, Inc.	350	17,857
MeadWestvaco Corp.	372	11,283
Novozymes A/S, ADR	76	11,727
Nucor Corp.	480	22,090
Praxair, Inc.	608	61,773
Rio Tinto PLC, ADR	102	7,254
Svenska Cellulosa AB, B Shares	1,000	16,092
Syngenta AG, ADR	95	6,191

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS, continued
Vale SA, ADR	47	$1,567
		209,109

TELECOMMUNICATION SERVICES: 1.7%
America Movil SAB de CV, Series L, ADR	175	10,168
American Tower Corp., Class A (a)	209	10,830
AT&T, Inc.	947	28,978
BCE, Inc.	157	5,705
CenturyLink, Inc.	538	22,354
Portugal Telecom SGPS SA	206	2,382
Tele Norte Leste Participacoes SA, ADR	503	8,818
Telefonica SA	600	15,051
Telefonica SA, ADR	563	14,199
Verizon Communications, Inc.	318	12,256
Vodafone Group PLC, ADR	649	18,659
Windstream Corp.	930	11,968
		161,368

UTILITIES: 3.8%
AGL Resources, Inc.	810	32,270
American Water Works Co., Inc.	824	23,113
Black Hills Corp.	270	9,029
Energen Corp.	950	59,964
Iberdrola Renovables SA	2,500	10,787
MDU Resources Group, Inc.	1,400	32,158
National Grid PLC	2,000	19,026
National Grid PLC, ADR	290	13,932
NiSource, Inc.	1,007	19,314
Northeast Utilities	316	10,934
Northwest Natural Gas Co.	230	10,610
Oneok, Inc.	517	34,577
Pepco Holdings, Inc.	427	7,964
Portland General Electric Co.	700	16,639
Questar Corp.	1,050	18,323
Red Electrica Corp. SA	300	17,074
Sempra Energy	382	20,436
Veolia Environnement, ADR	22	685
		356,835

TOTAL COMMON STOCKS (Cost $4,991,028)		5,733,142

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 20.8%
Pax World Global Green Fund (b)	21,196	$210,689
Pax World High Yield Bond Fund (b)	95,709	749,405
Pax World International Fund (b)	105,576	995,583

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,821,333)		1,955,677

NON-AFFILIATED INVESTMENT COMPANIES: 4.5%
Schroder Emerging Markets Equity Fund (c)	29,333	420,927

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $410,538)		420,927

BONDS: 12.0%
CORPORATE BONDS: 3.1%
CONSUMER DISCRETIONARY: 0.3%
BorgWarner, Inc., 5.750%, 11/01/16	$6,000	6,407
Ethan Allen Global, Inc., 5.375%, 10/01/15	3,000	2,966
Home Depot, Inc., 5.950%, 04/01/41	7,000	7,005
Omnicom Group, Inc., 5.900%, 04/15/16	10,000	11,194
		27,572

ENERGY: 0.3%
Conoco, Inc., 6.950%, 04/15/29	10,000	11,973
Midamerican Energy Co., 6.750%, 12/30/31	10,000	11,680
		23,653

FINANCIALS: 1.6%
Ally Financial, Inc., 1.750%, 10/30/12	25,000	25,428
AMB Property LP, 6.125%, 12/01/16	10,000	10,957
BlackRock, Inc., 3.500%, 12/10/14	15,000	15,697
Citigroup Funding, Inc, 1.875%, 10/22/12	5,000	5,097
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	5,000	5,417
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,430
JPMorgan Chase & Co., 4.650%, 06/01/14	10,000	10,696
Markel Corp., 6.800%, 02/15/13	10,000	10,743
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	5,963
Progressive Corp., The, 6.700%, 06/15/37	5,000	5,282
State Street Corp., 7.350%, 06/15/26	10,000	11,448
Wachovia Corp., 5.500%, 05/01/13	10,000	10,782
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,654
		153,594

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE: 0.3%
Beckman Coulter, Inc., 6.000%, 06/01/15	$10,000	$10,932
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,580
McKesson Corp., 6.000%, 03/01/41	4,000	4,157
		25,669

INDUSTRIALS: 0.2%
GATX Corp., 9.000%, 11/15/13	8,794	9,971
Owens Corning, Inc., 6.500%, 12/01/16	5,000	5,450
Verisk Analytics, Inc., 5.800%, 05/01/21	5,000	5,033
		20,454

INFORMATION TECHNOLOGY: 0.2%
Analog Devices, Inc., 5.000%, 07/01/14	10,000	10,877
KLA-Tencor Corp., 6.900%, 05/01/18	6,000	6,627
		17,504

MATERIALS: 0.1%
Domtar Corp., 9.500%, 08/01/16	5,000	5,938

UTILITIES: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	7,868
CMS Energy Corp., 4.250%, 09/30/15	6,000	6,047
		13,915

TOTAL CORPORATE BONDS (Cost $279,915)		288,299

U.S. GOVERNMENT AGENCY BONDS: 0.7%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.1%
5.500%, 07/15/36	10,000	10,862

FREDDIE MAC (AGENCY): 0.4%
3.750%, 03/27/19	39,000	40,271

FANNIE MAE (AGENCY): 0.2%
4.125%, 04/15/14	15,000	16,191

U.S. GOVERNMENT AGENCY BONDS, continued
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $67,935)		67,324

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.2%
AID-Egypt, 4.450%, 09/15/15	$10,000	$10,897
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	10,000	10,057

TOTAL GOVERNMENT BONDS (Cost $21,035)		20,954

MUNICIPAL BONDS: 0.2%
Morehead State University Kentucky, 3.750%, 11/01/17	5,000	5,035
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	9,269
South Dakota State Health & Educational Facilities, 3.250%, 08/01/15	5,000	5,062

TOTAL MUNICIPAL BONDS (Cost $19,603)		19,366

U.S. TREASURY NOTES: 3.5%
2.000%, 04/15/12 (TIPS)	10,851	11,354
0.625%, 04/15/13 (TIPS)	8,334	8,728
1.875%, 07/15/13 (TIPS)	17,983	19,465
2.000%, 07/15/14 (TIPS)	18,690	20,530
1.625%, 01/15/15 (TIPS)	32,288	35,040
0.500%, 04/15/15 (TIPS)	58,930	61,242
1.375%, 07/15/18 (TIPS)	41,865	44,635
1.375%, 01/15/20 (TIPS)	8,146	8,552
1.125%, 01/15/21 (TIPS)	20,131	20,451
2.375%, 01/15/25 (TIPS)	26,867	30,227
1.750%, 01/15/28 (TIPS)	57,807	59,063
3.375%, 04/15/32 (TIPS)	6,203	8,006

TOTAL U.S. TREASURY NOTES (Cost $314,999)		327,293

MORTGAGE-BACKED SECURITIES: 4.3%
U.S. GOVERNMENT MORTGAGE-BACKED: 4.1%
GINNIE MAE (MORTGAGE BACKED): 1.3%
2.021%, 10/16/50	117,050	117,806

FREDDIE MAC (MORTGAGE BACKED): 0.4%
5.000%, 06/01/39	21,880	22,868
4.500%, 09/01/40	18,573	18,901
		41,769

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE BACKED): 1.8%
6.040%, 07/01/13	$9,485	$9,784
4.500%, 03/01/39	72,117	73,516
4.500%, 07/01/40	85,077	86,727
		170,027

FARMER MAC (MORTGAGE BACKED): 0.6%
5.680%, 07/20/40 (d)	53,128	53,028

COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,179
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	10,000	10,167
		20,346

TOTAL MORTGAGE-BACKED SECURITIES (Cost $402,040)		402,976

TOTAL BONDS (Cost $1,105,527)		1,126,212

TOTAL INVESTMENTS: 98.3% (Cost $8,328,426)		9,235,958

Other assets and liabilities - (Net): 1.7%		159,206

Net Assets: 100.0%		$9,395,164

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class share

(d)  Fair Valued security.

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 46.6%
CONSUMER DISCRETIONARY: 4.3%
Arbitron, Inc.	90	$3,603
BorgWarner, Inc. (a)	26	2,072
CBS Corp., Class B	315	7,888
Cinemark Holdings, Inc.	243	4,702
Comcast Corp, Class A	829	19,249
Darden Restaurants, Inc.	20	983
DeVry, Inc.	140	7,710
DISH Network Corp., Class A (a)	642	15,639
Expedia, Inc.	50	1,133
GameStop Corp., Class A (a)	14	315
Gannett Co, Inc.	525	7,996
Hanesbrands, Inc. (a)	240	6,490
Hennes & Mauritz AB, B Shares	16	531
Home Depot, Inc.	294	10,896
International Game Technology	385	6,249
Interpublic Group of Cos., Inc., The	600	7,542
Johnson Controls, Inc.	191	7,940
KB Home	375	4,665
Lowe’s Cos., Inc.	68	1,797
Macy’s, Inc.	13	315
McDonald’s Corp.	126	9,587
Meredith Corp.	115	3,901
Mohawk Industries, Inc. (a)	110	6,727
Newell Rubbermaid, Inc.	280	5,356
News Corp., Class A	1,455	25,550
NIKE, Inc., Class B	355	26,874
Nordstrom, Inc.	110	4,937
Pulte Group, Inc. (a)	760	5,624
Reed Elsevier PLC	1,100	9,522
Royal Caribbean Cruises, Ltd. (a)	140	5,776
Scripps Networks Interactive, Class A	447	22,390
SES SA	543	13,980
Sotheby’s	50	2,630
Stanley Black & Decker, Inc.	97	7,430
Staples, Inc.	575	11,167
Target Corp.	604	30,206
Tiffany & Co.	90	5,530
Time Warner Cable, Inc.	277	19,761
Time Warner, Inc.	686	24,490
Toll Brothers, Inc. (a)	150	2,965
Washington Post Co., The, Class B	8	3,499
		365,617

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 3.7%
Coca-Cola Co., The	168	$11,147
Corn Products International, Inc.	78	4,042
Costco Wholesale Corp.	224	16,424
CVS Caremark Corp.	446	15,307
Energizer Holdings, Inc. (a)	45	3,202
Hansen Natural Corp. (a)	39	2,349
HJ Heinz Co.	163	7,958
JM Smucker Co., The	334	23,844
Kellogg Co.	187	10,094
Kimberly-Clark Corp.	308	20,103
Kraft Foods, Inc., Class A	79	2,477
McCormick & Co., Inc.	925	44,243
Nash Finch Co.	20	759
Natura Cosmeticos SA	21	592
PepsiCo, Inc.	224	14,428
Procter & Gamble Co., The	1,001	61,662
Safeway, Inc.	368	8,663
Sysco Corp.	1,004	27,811
Unilever PLC, ADR	234	7,165
United Natural Foods, Inc. (a)	350	15,686
WD-40 Co.	325	13,760
		311,716

ENERGY: 5.5%
Apache Corp.	112	14,663
Baker Hughes, Inc.	96	7,049
BG Group PLC, ADR	293	36,596
Cimarex Energy Co.	121	13,944
ConocoPhillips	396	31,625
Devon Energy Corp.	115	10,554
El Paso Corp.	1,292	23,256
Energy XXI (Bermuda), Ltd. (a)	80	2,728
Enerplus Corp.	558	17,666
Ensco PLC , ADR	113	6,536
EQT Corp.	103	5,140
Kinder Morgan Management LLC, LP	447	29,319
Newfield Exploration Co. (a)	470	35,725
Noble Corp.	370	16,879
Noble Energy, Inc.	186	17,977
Petroleo Brasileiro SA, ADR	195	7,884
Plains Exploration & Production Co. (a)	630	22,825
Quicksilver Resources, Inc. (a)	514	7,355
Range Resources Corp.	18	1,052

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Royal Dutch Shell PLC, ADR	324	$23,607
Sasol Ltd., ADR	23	1,333
Seadrill, Ltd.	426	15,366
SM Energy Co.	30	2,226
Southern Union Co.	477	13,652
Spectra Energy Corp.	859	23,348
Statoil ASA, ADR	648	17,911
Suncor Energy, Inc.	387	17,353
W&T Offshore, Inc.	845	19,257
Weatherford International, Ltd. (a)	516	11,661
Williams Cos., Inc., The	296	9,228
		463,715

FINANCIALS: 7.1%
Aflac, Inc.	240	12,667
American Express Co.	322	14,554
Annaly Capital Management, Inc., REIT	239	4,171
Artio Global Investors, Inc.	220	3,555
Banco Bradesco SA, ADR	1,000	20,750
Bank of America Corp.	1,000	13,330
Bank of Montreal	102	6,628
Bank of New York Mellon Corp., The	2,088	62,369
BlackRock, Inc.	133	26,734
CB Richard Ellis Group, Inc., Class A (a)	215	5,741
Charles Schwab Corp., The	2,318	41,794
China Life Insurance Co., Ltd., ADR	28	1,569
Chubb Corp.	127	7,786
Cincinnati Financial Corp.	282	9,250
City National Corp.	55	3,138
Digital Realty Trust, Inc., REIT	178	10,349
First American Financial Corp.	185	3,053
First Horizon National Corp.	150	1,682
Glacier Bancorp, Inc.	230	3,462
Goldman Sachs Group, Inc., The	8	1,268
HCC Insurance Holdings, Inc.	120	3,757
HCP, Inc., REIT	359	13,620
Hospitality Properties Trust, REIT	31	718
Janus Capital Group, Inc.	550	6,859
Jones Lang LaSalle, Inc.	75	7,481
JPMorgan Chase & Co.	1,443	66,522
Lazard, Ltd., LP, Class A	180	7,484
Loews Corp.	272	11,720
Markel Corp. (a)	30	12,434

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Marsh & McLennan Cos., Inc.	420	$12,520
MetLife, Inc.	173	7,738
NYSE Euronext	250	8,793
Och-Ziff Capital Mgmt. Group, LP, Class A	27	441
optionsXpress Holdings, Inc.	127	2,325
Pinnacle Financial Partners, Inc. (a)	190	3,143
Plum Creek Timber Co., Inc., REIT	17	741
Potlatch Corp., REIT	450	18,090
PrivateBancorp, Inc.	135	2,064
Progressive Corp., The	1,523	32,181
Royal Bank of Canada	305	18,901
Royal Bank of Canada (Canadian)	200	12,375
SEI Investments Co.	525	12,537
State Street Corp.	243	10,920
Tower Group, Inc.	280	6,728
Travelers Cos., Inc., The	199	11,837
U.S. Bancorp	280	7,400
Unibail-Rodamco SE, REIT	60	13,004
Wells Fargo & Co.	1,092	34,616
Willis Group Holdings PLC	51	2,057
		602,856

HEALTH CARE: 5.6%
Abbott Laboratories	374	18,345
Amgen, Inc. (a)	48	2,566
Analogic Corp.	15	848
Baxter International, Inc.	400	21,508
Becton Dickinson & Co.	389	30,972
Bio-Rad Laboratories, Inc., Class A (a)	75	9,011
Bristol-Myers Squibb Co.	254	6,713
Covidien PLC	490	25,451
Cyberonics, Inc. (a)	100	3,181
Eli Lilly & Co.	223	7,843
Furiex Pharmaceutical, Inc. (a)	100	1,688
Genomic Health, Inc. (a)	75	1,845
Gen-Probe, Inc. (a)	350	23,223
Gilead Sciences, Inc. (a)	209	8,870
GlaxoSmithKline PLC, ADR	318	12,214
Hospira, Inc. (a)	569	31,409
Johnson & Johnson	614	36,380
LHC Group, Inc. (a)	220	6,600
Merck & Co., Inc.	571	18,849
Mylan, Inc. (a)	183	4,149

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Novartis AG	300	$16,245
Novartis AG, ADR	216	11,740
Novo Nordisk A/S, ADR	135	16,906
Pfizer, Inc.	872	17,710
Roche Holding AG	114	16,275
Roche Holding AG, ADR	655	23,547
Salix Pharmaceuticals, Ltd. (a)	85	2,978
Sirona Dental Systems, Inc. (a)	45	2,257
St. Jude Medical, Inc. (a)	16	820
Teleflex, Inc.	665	38,557
Teva Pharmaceutical Industries, Ltd., ADR	389	19,516
Thermo Fisher Scientific, Inc. (a)	11	611
Valeant Pharmaceuticals International	300	14,943
VCA Antech, Inc. (a)	285	7,176
WellPoint, Inc.	125	8,723
Zimmer Holdings, Inc. (a)	105	6,355
		476,024

INDUSTRIALS: 5.6%
3M Co.	272	25,432
Brady Corp., Class A	175	6,246
Brink’s Co., The.	185	6,125
Canadian National Railway Co.	186	14,000
CCR SA	43	1,248
Cooper Industries PLC	285	18,497
Cummins, Inc.	82	8,989
Danaher Corp.	1,065	55,274
Deere & Co.	232	22,478
Diana Containerships, Inc. (a)	4	49
Diana Shipping, Inc. (a)	136	1,610
Dun & Bradstreet Corp.	65	5,216
East Japan Railway Co.	200	11,106
Emerson Electric Co.	379	22,145
Empresas ICA SAB de CV, ADR (a)	189	1,724
Expeditors International of Washington, Inc.	66	3,309
General Electric Co.	893	17,905
Graco, Inc.	40	1,820
Herman Miller, Inc.	861	23,669
Honeywell International, Inc.	316	18,868
ICF International, Inc. (a)	395	8,113
IDEX Corp.	345	15,059
Illinois Tool Works, Inc.	192	10,314
Ingersoll-Rand PLC	67	3,237

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Insperity, Inc.	170	$5,165
Interface, Inc., Class A	335	6,194
Iron Mountain, Inc.	286	8,932
Nordson Corp.	44	5,063
Pentair, Inc.	275	10,392
RR Donnelley & Sons, Co.	672	12,714
Siemens AG	125	17,099
Simpson Manufacturing Co., Inc.	70	2,062
SKF AB	900	26,174
Timken Co.	15	785
TNT NV	400	10,271
Vestas Wind Systems A/S (a)	300	13,021
Waste Management, Inc.	1,040	38,833
WW Grainger, Inc.	116	15,970
		475,108
INFORMATION TECHNOLOGY: 8.4%
Accenture PLC., Class A	550	30,234
Altera Corp.	628	27,645
Anixter International, Inc.	403	28,166
BMC Software, Inc. (a)	37	1,840
Brocade Communications Systems, Inc. (a)	1,175	7,226
Canon, Inc.	300	12,903
Ceragon Networks, Ltd. (a)	450	5,436
Ciena Corp. (a)	180	4,673
Cisco Systems, Inc. (a)	2,375	40,731
Clicksoftware Technologies, Ltd. (a)	300	2,577
Cognex Corp.	25	706
Cognizant Technology Solutions, Class A (a)	14	1,140
Corning, Inc.	11	227
Cymer, Inc. (a)	50	2,829
DragonWave, Inc. (a)	275	2,291
eBay, Inc. (a)	325	10,088
Electronics for Imaging, Inc. (a)	170	2,501
EMC Corp. (a)	403	10,700
EZchip Semiconductor, Ltd. (a)	95	2,816
Fair Isaac Corp.	205	6,480
Finisar Corp. (a)	425	10,455
Google, Inc., Class A (a)	57	33,414
Harmonic, Inc. (a)	350	3,283
Hewlett-Packard Co.	782	32,039
Intel Corp.	2,215	44,677
IBM	219	35,712
Intuit, Inc. (a)	133	7,062

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Jack Henry & Associates, Inc.	55	$1,864
Juniper Networks, Inc. (a)	18	757
Mastercard, Inc., Class A	182	45,813
Maxim Integrated Products, Inc.	339	8,678
Mentor Graphics Corp. (a)	245	3,584
Microchip Technology, Inc.	305	11,593
Microsoft Corp.	1,821	46,181
MIPS Technologies, Inc. (a)	75	787
Motorola Solutions, Inc. (a)	204	9,117
National Instruments Corp.	742	24,315
NetApp, Inc. (a)	10	482
Oclaro, Inc. (a)	230	2,647
Oracle Corp.	49	1,635
Paychex, Inc.	750	23,520
QUALCOMM, Inc.	749	41,068
Quest Software, Inc. (a)	75	1,904
Riverbed Technology, Inc. (a)	119	4,480
Sourcefire, Inc. (a)	67	1,843
SunPower Corp., Class A (a)	600	10,284
Taiwan Semiconductor, ADR	68	828
Tellabs, Inc.	750	3,930
Teradata Corp. (a)	11	558
Texas Instruments, Inc.	1,054	36,426
VeriSign, Inc.	370	13,398
Websense, Inc. (a)	300	6,891
Xerox Corp	1,155	12,301
Yahoo!, Inc. (a)	1,761	29,320
		712,055

MATERIALS: 1.8%
Air Products & Chemicals, Inc.	166	14,970
Calgon Carbon Corp. (a)	400	6,352
Compass Minerals International	15	1,403
Crown Holdings, Inc. (a)	235	9,066
Ecolab, Inc.	300	15,306
MeadWestvaco Corp.	293	8,887
Novozymes A/S, ADR	51	7,869
Nucor Corp.	344	15,831
Praxair, Inc.	488	49,581
Rio Tinto PLC, ADR	57	4,054
Svenska Cellulosa AB, B Shares	1,000	16,092
Syngenta AG, ADR	52	3,389

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS, continued
Vale SA, ADR	26	$867
		153,667

TELECOMMUNICATION SERVICES: 1.4%
America Movil SAB de CV, Series L, ADR	98	5,694
American Tower Corp., Class A (a)	117	6,063
AT&T, Inc.	697	21,328
BCE, Inc.	127	4,615
CenturyLink, Inc.	375	15,581
Portugal Telecom SGPS SA	90	1,041
Tele Norte Leste Participacoes SA, ADR	397	6,959
Telefonica SA	500	12,542
Telefonica SA, ADR	444	11,198
Verizon Communications, Inc.	221	8,517
Vodafone Group PLC, ADR	456	13,110
Windstream Corp.	733	9,434
		116,082

UTILITIES: 3.2%
AGL Resources, Inc.	445	17,729
American Water Works Co., Inc.	649	18,204
Black Hills Corp.	210	7,022
Energen Corp.	725	45,762
Iberdrola Renovables SA	2,500	10,787
MDU Resources Group, Inc.	1,100	25,267
National Grid PLC	2,000	19,026
National Grid PLC, ADR	235	11,289
NiSource, Inc.	793	15,210
Northeast Utilities	249	8,615
Northwest Natural Gas Co.	185	8,534
Oneok, Inc.	363	24,277
Pepco Holdings, Inc.	336	6,266
Portland General Electric Co.	600	14,262
Questar Corp.	780	13,611
Red Electrica Corp. SA	150	8,537
Sempra Energy	265	14,179
Veolia Environnement, ADR	12	375
		268,952

TOTAL COMMON STOCKS (Cost $3,415,261)		3,945,792

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 10.9%
Pax World Global Green Fund (b)	18,515	$184,040
Pax World High Yield Bond Fund (b)	46,092	360,904
Pax World International Fund (b)	39,872	375,995

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $854,245)		920,939

NON-AFFILIATED INVESTMENT COMPANIES: 3.9%
Schroder Emerging Markets Equity Fund (c)	22,981	329,784

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $321,022)		329,784

BONDS: 36.2%
CORPORATE BONDS: 11.4%
CONSUMER DISCRETIONARY: 1.3%
BorgWarner, Inc., 5.750%, 11/01/16	$20,000	21,356
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	10,875
Home Depot, Inc., 5.950%, 04/01/41	22,000	22,015
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	50,375
		104,621

ENERGY: 1.1%
Conoco, Inc., 6.950%, 04/15/29	35,000	41,903
Midamerican Energy Co., 6.750%, 12/30/31	45,000	52,562
		94,465

FINANCIALS: 5.5%
Ally Financial, Inc., 1.750%, 10/30/12	30,000	30,514
AMB Property LP, 6.125%, 12/01/16	30,000	32,871
BlackRock, Inc., 3.500%, 12/10/14	40,000	41,859
Citigroup Funding, Inc, 1.875%, 10/22/12	60,000	61,158
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,251
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,291
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	26,741
Markel Corp., 6.800%, 02/15/13	30,000	32,228
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	23,853
Progressive Corp., The, 6.700%, 06/15/37	25,000	26,408
State Street Corp., 7.350%, 06/15/26	20,000	22,896
Wachovia Corp., 5.500%, 05/01/13	35,000	37,737
Willis North America, Inc., 5.625%, 07/15/15	30,000	31,961
		460,768

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE: 1.2%
Beckman Coulter, Inc., 6.000%, 06/01/15	$30,000	$32,797
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,611
McKesson Corp., 6.000%, 03/01/41	11,000	11,430
		91,838

INDUSTRIALS: 0.9%
GATX Corp., 9.000%, 11/15/13	30,780	34,900
Owens Corning, Inc., 6.500%, 12/01/16	18,000	19,622
Verisk Analytics, Inc., 5.800%, 05/01/21	18,000	18,116
		72,638

INFORMATION TECHNOLOGY: 0.9%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	48,944
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	24,298
		73,242

MATERIALS: 0.2%
Domtar Corp., 9.500%, 08/01/16	16,000	19,000

UTILITIES: 0.3%
American Water Capital Corp., 6.085%, 10/15/17	25,000	28,102
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,171
		50,273

TOTAL CORPORATE BONDS (Cost $938,937)		966,845

U.S. GOVERNMENT AGENCY BONDS: 2.9%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.4%
5.500%, 07/15/36	30,000	32,587

FREDDIE MAC (AGENCY): 1.7%
3.750%, 03/27/19	135,000	139,398

FANNIE MAE (AGENCY): 0.8%
1.250%, 08/20/13	20,000	20,081
4.125%, 04/15/14	15,000	16,191
4.375%, 10/15/15	30,000	32,763
		69,035

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $243,072)		241,020

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.7%
AID-Egypt, 4.450%, 09/15/15	$35,000	$38,138
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,143

TOTAL GOVERNMENT BONDS (Cost $63,621)		63,281

MUNICIPAL BONDS: 2.3%
Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	50,000	50,782
Kirkwood Community College Iowa, 2.500%, 06/01/17	120,000	115,664
Morehead State University Kentucky, 3.750%, 11/01/17	10,000	10,069
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	9,269
South Dakota State Health & Educational Facilities, 3.250%, 08/01/15	10,000	10,126

TOTAL MUNICIPAL BONDS (Cost $199,540)		195,910

U.S. TREASURY NOTES: 8.0%
2.000%, 04/15/12 (TIPS)	26,042	27,249
0.625%, 04/15/13 (TIPS)	31,252	32,732
1.875%, 07/15/13 (TIPS)	44,358	48,014
2.000%, 07/15/14 (TIPS)	44,389	48,758
1.625%, 01/15/15 (TIPS)	77,261	83,846
0.500%, 04/15/15 (TIPS)	115,829	120,371
1.375%, 07/15/18 (TIPS)	79,646	84,916
1.375%, 01/15/20 (TIPS)	45,820	48,108
2.375%, 01/15/25 (TIPS)	63,079	70,969
2.375%, 01/15/27 (TIPS)	14,194	15,841
1.750%, 01/15/28 (TIPS)	73,573	75,171
3.375%, 04/15/32 (TIPS)	16,127	20,816

TOTAL U.S. TREASURY NOTES (Cost $648,630)		676,791

MORTGAGE-BACKED SECURITIES: 10.9%
U.S. GOVERNMENT MORTGAGE-BACKED: 9.7%
GINNIE MAE (MORTGAGE BACKED): 2.9%
3.459%, 05/16/36	125,000	123,682
4.500%, 08/20/40	116,933	120,684
		244,366

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FREDDIE MAC (MORTGAGE BACKED): 2.7%
5.000%, 07/15/37	$82,040	$86,975
5.000%, 06/01/39	69,285	72,416
4.500%, 09/01/40	69,648	70,879
		230,270

FANNIE MAE (MORTGAGE BACKED): 3.1%
6.040%, 07/01/13	18,971	19,568
4.500%, 03/01/39	72,117	73,516
4.500%, 07/01/40	165,207	168,413
		261,497
FARMER MAC (MORTGAGE BACKED): 1.0%
6.075%, 04/20/40 (d)	87,300	87,770

COMMERCIAL MORTGAGE-BACKED: 1.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,806
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	15,000	15,402
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,584
		96,792

TOTAL MORTGAGE-BACKED SECURITIES (Cost $921,490)		920,695

TOTAL BONDS (Cost $3,015,290)		3,064,542

TOTAL INVESTMENTS: 97.6% (Cost $7,605,818)		8,261,057

Other assets and liabilities - (Net): 2.4%		199,030

Net Assets: 100.0%		$8,460,087

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class share

(d)  Fair Valued security.

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 33.7%
CONSUMER DISCRETIONARY: 3.5%
Arbitron, Inc.	60	$2,402
BorgWarner, Inc. (a)	12	956
CBS Corp., Class B	195	4,883
Cinemark Holdings, Inc.	119	2,303
Comcast Corp, Class A	349	8,104
Darden Restaurants, Inc.	9	442
DeVry, Inc.	90	4,956
DISH Network Corp., Class A (a)	278	6,772
Expedia, Inc.	24	544
GameStop Corp., Class A (a)	7	158
Gannett Co, Inc.	310	4,721
Hanesbrands, Inc. (a)	150	4,056
Hennes & Mauritz AB, B Shares	8	266
Home Depot, Inc.	127	4,707
International Game Technology	235	3,814
Interpublic Group of Cos., Inc., The	360	4,525
Johnson Controls, Inc.	91	3,783
KB Home	240	2,986
Lowe’s Cos., Inc.	32	846
Macy’s, Inc.	7	170
McDonald’s Corp.	54	4,109
Meredith Corp.	70	2,374
Mohawk Industries, Inc. (a)	65	3,975
Newell Rubbermaid, Inc.	160	3,061
News Corp., Class A	626	10,993
NIKE, Inc., Class B	215	16,276
Nordstrom, Inc.	70	3,142
Pulte Group, Inc. (a)	450	3,330
Reed Elsevier PLC	1,100	9,522
Royal Caribbean Cruises, Ltd. (a)	85	3,507
Scripps Networks Interactive, Class A	186	9,317
SES SA	222	5,716
Sotheby’s	30	1,578
Stanley Black & Decker, Inc.	56	4,290
Staples, Inc.	350	6,797
Target Corp.	256	12,803
Tiffany & Co.	55	3,378
Time Warner Cable, Inc.	120	8,560
Time Warner, Inc.	300	10,709
Toll Brothers, Inc. (a)	100	1,976
Washington Post Co., The, Class B	5	2,187
		188,994

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 2.6%
Coca-Cola Co., The	71	$4,711
Corn Products International, Inc.	37	1,917
Costco Wholesale Corp.	92	6,745
CVS Caremark Corp.	191	6,555
Energizer Holdings, Inc. (a)	30	2,135
Hansen Natural Corp. (a)	18	1,084
HJ Heinz Co.	78	3,808
JM Smucker Co., The	159	11,351
Kellogg Co.	80	4,318
Kimberly-Clark Corp.	135	8,811
Kraft Foods, Inc., Class A	58	1,819
McCormick & Co., Inc.	395	18,893
Nash Finch Co.	10	379
Natura Cosmeticos SA	11	310
PepsiCo, Inc.	99	6,377
Procter & Gamble Co., The	407	25,071
Safeway, Inc.	158	3,719
Sysco Corp.	424	11,745
Unilever PLC, ADR	94	2,878
United Natural Foods, Inc. (a)	200	8,965
WD-40 Co.	150	6,352
		137,943

ENERGY: 3.8%
Apache Corp.	40	5,237
Baker Hughes, Inc.	46	3,378
BG Group PLC, ADR	127	15,862
Cimarex Energy Co.	50	5,762
ConocoPhillips	174	13,896
Devon Energy Corp.	40	3,671
El Paso Corp.	555	9,990
Energy XXI (Bermuda), Ltd. (a)	50	1,705
Enerplus Corp.	250	7,915
Ensco PLC , ADR	54	3,123
EQT Corp.	50	2,495
Kinder Morgan Management LLC, LP	192	12,593
Newfield Exploration Co. (a)	199	15,126
Noble Corp.	183	8,348
Noble Energy, Inc.	81	7,829
Petroleo Brasileiro SA, ADR	84	3,396
Plains Exploration & Production Co. (a)	240	8,695
Quicksilver Resources, Inc. (a)	280	4,007
Range Resources Corp.	8	468

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Royal Dutch Shell PLC, ADR	138	$10,055
Sasol Ltd., ADR	11	637
Seadrill, Ltd.	198	7,142
SM Energy Co.	20	1,484
Southern Union Co.	229	6,554
Spectra Energy Corp.	382	10,383
Statoil ASA, ADR	311	8,596
Suncor Energy, Inc.	169	7,578
W&T Offshore, Inc.	340	7,749
Weatherford International, Ltd. (a)	220	4,972
Williams Cos., Inc., The	134	4,177
		202,823

FINANCIALS: 4.9%
Aflac, Inc.	100	5,278
American Express Co.	138	6,238
Annaly Capital Management, Inc., REIT	112	1,954
Artio Global Investors, Inc.	130	2,101
Banco Bradesco SA, ADR	400	8,300
Bank of America Corp.	429	5,719
Bank of Montreal	40	2,599
Bank of New York Mellon Corp., The	859	25,658
BlackRock, Inc.	55	11,056
CB Richard Ellis Group, Inc., Class A (a)	160	4,272
Charles Schwab Corp., The	969	17,471
China Life Insurance Co., Ltd., ADR	13	729
Chubb Corp.	56	3,433
Cincinnati Financial Corp.	136	4,461
City National Corp.	35	1,997
Digital Realty Trust, Inc., REIT	85	4,942
First American Financial Corp.	110	1,815
First Horizon National Corp.	125	1,401
Glacier Bancorp, Inc.	130	1,957
Goldman Sachs Group, Inc., The	5	792
HCC Insurance Holdings, Inc.	75	2,348
HCP, Inc., REIT	165	6,260
Hospitality Properties Trust, REIT	15	347
Janus Capital Group, Inc.	335	4,177
Jones Lang LaSalle, Inc.	45	4,488
JPMorgan Chase & Co.	598	27,568
Lazard, Ltd., LP, Class A	110	4,574
Loews Corp.	115	4,955
Markel Corp. (a)	12	4,973

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Marsh & McLennan Cos., Inc.	179	$5,336
MetLife, Inc.	74	3,310
Och-Ziff Capital Mgmt. Group, LP, Class A	13	212
optionsXpress Holdings, Inc.	61	1,117
Pinnacle Financial Partners, Inc. (a)	110	1,819
Plum Creek Timber Co., Inc., REIT	8	349
Potlatch Corp., REIT	250	10,050
PrivateBancorp, Inc.	75	1,147
Progressive Corp., The	641	13,544
Royal Bank of Canada	115	7,127
Royal Bank of Canada (Canadian)	75	4,641
SEI Investments Co.	225	5,373
State Street Corp.	106	4,764
Tower Group, Inc.	175	4,205
Travelers Cos., Inc., The	85	5,056
U.S. Bancorp	121	3,198
Unibail-Rodamco SE, REIT	35	7,586
Wells Fargo & Co.	457	14,487
Willis Group Holdings PLC	24	969
		266,153

HEALTH CARE: 4.0%
Abbott Laboratories	170	8,339
Amgen, Inc. (a)	23	1,229
Analogic Corp.	10	566
Baxter International, Inc.	150	8,066
Becton Dickinson & Co.	168	13,376
Bio-Rad Laboratories, Inc., Class A (a)	45	5,406
Bristol-Myers Squibb Co.	123	3,251
Covidien PLC	211	10,959
Cyberonics, Inc. (a)	55	1,750
Eli Lilly & Co.	106	3,728
Furiex Pharmaceutical, Inc. (a)	60	1,013
Genomic Health, Inc. (a)	40	984
Gen-Probe, Inc. (a)	140	9,289
Gilead Sciences, Inc. (a)	90	3,820
GlaxoSmithKline PLC, ADR	145	5,569
Hospira, Inc. (a)	261	14,407
Johnson & Johnson	218	12,917
LHC Group, Inc. (a)	135	4,050
Merck & Co., Inc.	261	8,616
Mylan, Inc. (a)	89	2,018
Novartis AG	200	10,830

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Novartis AG, ADR	93	$5,055
Novo Nordisk A/S, ADR	59	7,389
Pfizer, Inc.	398	8,083
Roche Holding AG	57	8,138
Roche Holding AG, ADR	272	9,778
Salix Pharmaceuticals, Ltd. (a)	40	1,401
Sirona Dental Systems, Inc. (a)	20	1,003
St. Jude Medical, Inc. (a)	7	359
Teleflex, Inc.	300	17,394
Teva Pharmaceutical Industries, Ltd., ADR	160	8,027
Thermo Fisher Scientific, Inc. (a)	5	278
Valeant Pharmaceuticals International	128	6,376
VCA Antech, Inc. (a)	170	4,280
WellPoint, Inc.	53	3,698
Zimmer Holdings, Inc. (a)	65	3,933
		215,375

INDUSTRIALS: 4.1%
3M Co.	117	10,940
Brady Corp., Class A	105	3,747
Brink’s Co., The.	125	4,139
Canadian National Railway Co.	77	5,796
CCR SA	21	610
Cooper Industries PLC	115	7,464
Cummins, Inc.	39	4,275
Danaher Corp.	457	23,718
Deere & Co.	99	9,592
Diana Containerships, Inc. (a)	2	24
Diana Shipping, Inc. (a)	65	770
Dun & Bradstreet Corp.	42	3,370
East Japan Railway Co.	200	11,106
Emerson Electric Co.	166	9,699
Empresas ICA SAB de CV, ADR (a)	92	839
Expeditors International of Washington, Inc.	31	1,554
General Electric Co.	377	7,559
Graco, Inc.	15	682
Herman Miller, Inc.	398	10,941
Honeywell International, Inc.	135	8,061
ICF International, Inc. (a)	170	3,492
IDEX Corp.	160	6,984
Illinois Tool Works, Inc.	82	4,405
Ingersoll-Rand PLC	32	1,546
Insperity, Inc.	105	3,190

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Interface, Inc., Class A	195	$3,606
Iron Mountain, Inc.	112	3,498
Nordson Corp.	21	2,416
Pentair, Inc.	110	4,157
RR Donnelley & Sons, Co.	323	6,111
Siemens AG	50	6,839
Simpson Manufacturing Co., Inc.	40	1,178
SKF AB	550	15,995
Timken Co.	7	366
Vestas Wind Systems A/S (a)	250	10,851
Waste Management, Inc.	405	15,123
WW Grainger, Inc.	48	6,609
		221,252

INFORMATION TECHNOLOGY: 6.0%
Accenture PLC., Class A	200	10,994
Altera Corp.	265	11,665
Anixter International, Inc.	175	12,231
BMC Software, Inc. (a)	17	846
Brocade Communications Systems, Inc. (a)	760	4,674
Canon, Inc.	300	12,903
Ceragon Networks, Ltd. (a)	285	3,443
Ciena Corp. (a)	100	2,596
Cisco Systems, Inc. (a)	725	12,434
Clicksoftware Technologies, Ltd. (a)	200	1,718
Cognex Corp.	15	424
Cognizant Technology Solutions, Class A (a)	6	488
Corning, Inc.	5	103
Cymer, Inc. (a)	30	1,697
DragonWave, Inc. (a)	175	1,458
Electronics for Imaging, Inc. (a)	135	1,986
EMC Corp. (a)	195	5,177
EZchip Semiconductor, Ltd. (a)	50	1,482
Fair Isaac Corp.	125	3,951
Finisar Corp. (a)	265	6,519
Google, Inc., Class A (a)	28	16,414
Harmonic, Inc. (a)	220	2,064
Hewlett-Packard Co.	308	12,619
Intel Corp.	1,058	21,340
IBM	126	20,547
Intuit, Inc. (a)	64	3,398
Jack Henry & Associates, Inc.	35	1,186
Juniper Networks, Inc. (a)	8	337

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Mastercard, Inc., Class A	74	$18,627
Maxim Integrated Products, Inc.	154	3,942
Mentor Graphics Corp. (a)	145	2,121
Microchip Technology, Inc.	155	5,892
Microsoft Corp.	745	18,893
MIPS Technologies, Inc. (a)	50	525
Motorola Solutions, Inc. (a)	105	4,692
National Instruments Corp.	324	10,617
NetApp, Inc. (a)	4	193
Oclaro, Inc. (a)	140	1,611
Oracle Corp.	23	768
Paychex, Inc.	280	8,781
QUALCOMM, Inc.	315	17,271
Quest Software, Inc. (a)	60	1,523
Riverbed Technology, Inc. (a)	57	2,146
Sourcefire, Inc. (a)	28	770
SunPower Corp., Class A (a)	200	3,428
TSMC, ADR	34	414
Tellabs, Inc.	500	2,620
Teradata Corp. (a)	5	254
Texas Instruments, Inc.	439	15,172
VeriSign, Inc.	155	5,613
Websense, Inc. (a)	175	4,020
Xerox Corp	498	5,304
Yahoo!, Inc. (a)	732	12,187
		322,078

MATERIALS: 1.4%
Air Products & Chemicals, Inc.	72	6,493
Calgon Carbon Corp. (a)	250	3,970
Compass Minerals International	5	468
Crown Holdings, Inc. (a)	98	3,781
Ecolab, Inc.	175	8,929
MeadWestvaco Corp.	133	4,034
Novozymes A/S, ADR	21	3,240
Nucor Corp.	221	10,170
Praxair, Inc.	215	21,844
Rio Tinto PLC, ADR	27	1,920
Svenska Cellulosa AB, B Shares	600	9,655
Syngenta AG, ADR	25	1,630
Vale SA, ADR	12	400
		76,534

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES: 1.0%
America Movil SAB de CV, Series L, ADR	47	$2,731
American Tower Corp., Class A (a)	56	2,902
AT&T, Inc.	322	9,853
BCE, Inc.	55	1,999
CenturyLink, Inc.	160	6,648
Portugal Telecom SGPS SA	44	509
Tele Norte Leste Participacoes SA, ADR	190	3,331
Telefonica SA	325	8,153
Telefonica SA, ADR	213	5,372
Verizon Communications, Inc.	95	3,661
Vodafone Group PLC, ADR	214	6,152
Windstream Corp.	352	4,529
		55,840

UTILITIES: 2.4%
AGL Resources, Inc.	220	8,765
American Water Works Co., Inc.	312	8,752
Black Hills Corp.	100	3,344
Energen Corp.	270	17,042
Iberdrola Renovables SA	2,000	8,630
MDU Resources Group, Inc.	420	9,647
National Grid PLC	1,000	9,513
National Grid PLC, ADR	116	5,573
NiSource, Inc.	381	7,308
Northeast Utilities	119	4,117
Northwest Natural Gas Co.	65	2,998
Oneok, Inc.	175	11,704
Pepco Holdings, Inc.	161	3,003
Portland General Electric Co.	400	9,508
Questar Corp.	285	4,973
Red Electrica Corp. SA	150	8,537
Sempra Energy	115	6,153
Veolia Environnement, ADR	6	186
		129,753

TOTAL COMMON STOCKS (Cost $1,566,117)		1,816,745

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 10.0%
Pax World Global Green Fund (b)	7,928	$78,808
Pax World High Yield Bond Fund (b)	32,240	252,436
Pax World International Fund (b)	21,965	207,125

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $500,525)		538,369

NON-AFFILIATED INVESTMENT COMPANIES: 3.0%
Schroder Emerging Markets Equity Fund (c)	11,301	162,167

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $158,005)		162,167

BONDS: 51.1%
CORPORATE BONDS: 18.0%
CONSUMER DISCRETIONARY: 2.0%
BorgWarner, Inc., 5.750%, 11/01/16	$24,000	25,627
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	10,875
Home Depot, Inc., 5.950%, 04/01/41	21,000	21,014
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	50,375
		107,891

ENERGY: 1.8%
Conoco, Inc., 6.950%, 04/15/29	35,000	41,903
Midamerican Energy Co., 6.750%, 12/30/31	45,000	52,562
		94,465

FINANCIALS: 8.3%
Ally Financial, Inc., 1.750%, 10/30/12	45,000	45,771
AMB Property LP, 6.125%, 12/01/16	35,000	38,349
BlackRock, Inc., 3.500%, 12/10/14	45,000	47,092
Citigroup Funding, Inc, 1.875%, 10/22/12	15,000	15,290
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,251
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,291
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	26,741
Markel Corp., 6.800%, 02/15/13	35,000	37,599
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	23,853
Progressive Corp., The, 6.700%, 06/15/37	25,000	26,408
State Street Corp., 7.350%, 06/15/26	20,000	22,896
Wachovia Corp., 5.500%, 05/01/13	35,000	37,737
Willis North America, Inc., 5.625%, 07/15/15	35,000	37,287
		451,565

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE: 1.8%
Beckman Coulter, Inc., 6.000%, 06/01/15	$35,000	$38,262
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,612
McKesson Corp., 6.000%, 03/01/41	11,000	11,430
		97,304

INDUSTRIALS: 1.4%
GATX Corp., 9.000%, 11/15/13	30,780	34,900
Owens Corning, Inc., 6.500%, 12/01/16	20,000	21,802
Verisk Analytics, Inc., 5.800%, 05/01/21	17,000	17,110
		73,812

INFORMATION TECHNOLOGY: 1.4%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	48,944
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	24,298
		73,242

MATERIALS: 0.4%
Domtar Corp., 9.500%, 08/01/16	17,000	20,188

UTILITIES: 0.0%
American Water Capital Corp., 6.085%, 10/15/17	25,000	28,102
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,171
		50,273

TOTAL CORPORATE BONDS (Cost $939,952)		968,740

U.S. GOVERNMENT AGENCY BONDS: 3.1%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.7%
5.500%, 07/15/36	35,000	38,018

FREDDIE MAC (AGENCY): 1.9%
3.750%, 03/27/19	100,000	103,258

FANNIE MAE (AGENCY): 0.5%
1.250%, 08/20/13	17,000	17,069
4.125%, 04/15/14	10,000	10,794
		27,863

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $170,186)		169,139

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 1.2%
AID-Egypt, 4.450%, 09/15/15	$35,000	$38,138
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,142

TOTAL GOVERNMENT BONDS (Cost $63,621)		63,280

U.S. TREASURY NOTES: 10.8%
2.000%, 04/15/12 (TIPS)	28,213	29,520
0.625%, 04/15/13 (TIPS)	7,292	7,637
1.125%, 06/15/13	65,000	65,330
1.875%, 07/15/13 (TIPS)	49,154	53,205
2.000%, 07/15/14 (TIPS)	49,061	53,891
1.625%, 01/15/15 (TIPS)	86,486	93,858
0.500%, 04/15/15 (TIPS)	8,128	8,447
1.625%, 01/15/18 (TIPS)	10,510	11,378
1.375%, 07/15/18 (TIPS)	88,836	94,714
1.375%, 01/15/20 (TIPS)	22,401	23,519
2.375%, 01/15/25 (TIPS)	70,088	78,854
2.375%, 01/15/27 (TIPS)	10,919	12,185
1.750%, 01/15/28 (TIPS)	26,276	26,847
3.375%, 04/15/32 (TIPS)	18,608	24,018

TOTAL U.S. TREASURY NOTES (Cost $557,844)		583,403

MORTGAGE-BACKED SECURITIES: 18.0%
U.S. GOVERNMENT MORTGAGE-BACKED: 14.8%
GINNIE MAE (MORTGAGE BACKED): 9.9%
4.175%, 01/16/38	75,000	78,693
4.500%, 01/15/40	108,080	111,734
4.500%, 08/20/40	85,699	88,448
4.500%, 11/20/40	248,471	256,443
		535,318

FREDDIE MAC (MORTGAGE BACKED): 4.4%
5.000%, 06/01/39	69,285	72,416
4.500%, 09/01/40	69,648	70,879
5.000%, 07/15/37	85,769	90,929
		234,224

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE BACKED): 0.5%
6.040%, 07/01/13	$23,713	$24,460

SMALL BUSINESS ADMINISTRATION: 1.4%
0.600%, 07/25/20	23,287	23,171
5.490%, 03/01/28	50,961	54,461
		77,632

COMMERCIAL MORTGAGE-BACKED: 1.8%
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,806
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	15,000	15,402
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,584
		96,792

TOTAL MORTGAGE-BACKED SECURITIES (Cost $966,996)		968,426

TOTAL BONDS (Cost $2,698,599)		2,752,988

TOTAL INVESTMENTS: 97.8% (Cost $4,923,246)		5,270,269

Other assets and liabilities - (Net): 2.2%		117,293

Net Assets: 100.0%		$5,387,562

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class share

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006.  As of March 31, 2011, the Trust offered eleven investment funds.

These schedules of investments relate only to the ESG Managers Aggressive Growth Portfolio (“Aggressive Growth”), ESG Managers Growth Portfolio (“Growth”), ESG Managers Moderate Portfolio (“Moderate”), and ESG Managers Conservative Portfolio (“Conservative”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust.  The Funds described herein commenced operations on January 4, 2010.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.  If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same investments.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is, determined; and changes in overall market conditions. At March 31, 2011, the Growth and Moderate Portfolios each held one security fair valued at $53,028 and $87,770, respectively, representing 0.56% and 1.04%, respectively, of the Funds’ net asset values.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The net asset value per share (“NAV”) of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2.  Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities.  Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy.  Investments in mutual funds are generally categorized as Level 1.  Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of  the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2011:

	Level One	Level Two	Level Three	Totals
Aggressive Growth
Common Stocks-Domestic	$4,045,200	$—	$—	$4,045,200
Common Stocks-Foreign	30,620	161,189	—	191,809
Affiliated Investment Companies	945,326	—	—	945,326
Unaffiliated Investment Companies	239,382	—	—	239,382
Total	$5,260,528	$161,189	$—	$5,421,717
Growth
Common Stocks-Domestic	$5,431,354	$—	$—	$5,431,354
Common Stocks-Foreign	52,078	249,710	—	301,788
Affiliated Investment Companies	1,955,677	—	—	1,955,677
Unaffiliated Investment Companies	420,927	—	—	420,927
Corporate Bonds	—	288,299	—	288,299
U.S. Govt Agency Bonds	—	67,324	—	67,324
Govt Bonds	—	20,954	—	20,954
Municipal Bonds	—	19,366	—	19,366
U.S. Treasury Notes	—	327,293	—	327,293
Mortgage-Backed Securities	—	349,948	53,028	402,976
Total	$7,860,036	$1,322,894	$53,028	$9,235,958
Moderate
Common Stocks-Domestic	$3,703,797	$—	$—	$3,703,797
Common Stocks-Foreign	42,386	199,609	—	241,995
Affiliated Investment Companies	920,939	—	—	920,939
Unaffiliated Investment Companies	329,784	—	—	329,784
Corporate Bonds	—	966,845	—	966,845
U.S. Govt Agency Bonds	—	241,020	—	241,020
Govt Bonds	—	63,281	—	63,281
Municipal Bonds	—	195,910	—	195,910
U.S. Treasury Notes	—	676,791	—	676,791
Mortgage-Backed Securities	—	832,925	87,770	920,695
Total	$4,996,906	$3,176,381	$87,770	$8,261,057
Conservative
Common Stocks-Domestic	$1,660,638	$—	$—	$1,660,638
Common Stocks-Foreign	30,395	125,712	—	156,107
Affiliated Investment Companies	538,369	—	—	538,369
Unaffiliated Investment Companies	162,167	—	—	162,167
Corporate Bonds	—	968,740	—	968,740
U.S. Govt Agency Bonds	—	169,139	—	169,139
Govt Bonds	—	63,280	—	63,280
U.S. Treasury Notes	—	583,403	—	583,403
Mortgage-Backed Securities	—	968,426	—	968,426
Total	$2,391,569	$2,878,700	$—	$5,270,269

The Funds recognize transfers between Levels as of the end of the period.  As of March 31, 2011, the Funds did not have significant transfers between valuation levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Growth	Moderate
Mortgage-Backed Securities
Balance as of December 31, 2010	$53,416	$88,185
Realized Gain (loss)
Change in unrealized appreciation (depreciation)	(388)	(415)
Net purchases (sales)
Transfers in and/or out of Level Three
Balance as of March 31, 2011	$53,028	$87,770

The change in unrealized gain/loss on Level 3 securities held at March 31, 2011, totaled losses of $388 and $415 in the Growth and Moderate Portfolios, respectively, for the year-to-date period then ended.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices.  Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2011 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Aggressive Growth	$954,064	$—	$382,818	$—
Growth	1,309,177	97,619	603,347	68,012
Moderate	900,275	257,265	561,276	182,461
Conservative	410,794	197,759	403,329	202,191

* Excluding short-term investments and US Government bonds.

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At March 31, 2011, the Funds held the following investments in affiliated Pax World Funds:

	Value at	Purchases	Sales	Realized	Unrealized	Income
Fund Investment	03/31/11	Cost	Cost	Gain (Loss)	Gain (Loss)	Distributions
Aggressive Growth Portfolio
Pax World International	$624,603	$50,057	$(142,060)	$6,467	$72,140	$—
Pax World Global Green	210,167	56,272	—	—	18,773	—
Pax World High Yield Bond	110,556	1,633	18,407	204	2,114	2,346
Total	$945,326	$107,962	$(123,653)	$6,671	$93,027	$2,346
Growth Portfolio
Pax World International	$995,583	$47	$(236,363)	$5,131	$99,152	$—
Pax World Global Green	210,689	825	—	—	23,751	—
Pax World High Yield Bond	749,405	9,963	—	—	11,440	14,744
Total	$1,955,677	$10,835	$(236,363)	$5,131	$134,343	$14,744
Moderate Portfolio
Pax World International	$375,995	$147	$(221,875)	$6,672	$41,962	$—
Pax World Global Green	184,040	—	—	—	19,031	—
Pax World High Yield Bond	360,904	4,786	—	—	5,700	7,093
Total	$920,939	$4,933	$(221,875)	$6,672	$66,693	$7,093
Conservative Portfolio
Pax World International	$207,125	$555	$(97,178)	$6,562	$25,787	$—
Pax World Global Green	78,808	—	—	—	8,724	—
Pax World High Yield Bond	252,436	3,955	—	—	3,334	4,959
Total	$538,369	$4,510	$(97,178)	$6,562	$37,845	$4,959

Income distributions from affiliates are reinvested, with reinvestment amount included under Purchases Cost column above.

A “controlled affiliate” is a company in which a fund has ownership of at least 25% of the voting securities. At March 31, 2011, none of the Funds held 25% or more of an affiliated Pax World Fund.

The identified cost of investments owned at March 31, 2011 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2011 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Aggressive Growth	$4,729,116	$744,916	$52,316	$692,601
Growth	8,328,426	985,396	77,865	907,531
Moderate	7,605,818	725,307	70,068	655,239
Conservative	4,923,246	389,471	42,447	347,024

At March 31, 2011, the Aggressive Growth, Growth, Moderate and Conservative Portfolios had unrealized foreign currency gains of $32, $62, $52 and $30; respectively.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees.  Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at March 31, 2011, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Funds will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Funds may experience difficulty in closing out positions at prevailing market prices.  Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at March 31, 2011, the Funds did not directly hold any securities which were deemed illiquid.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 26, 2011

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 26, 2011